Disclosure of depreciation and amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Depreciation and amortization	$ 333,144	$ 297,825
Cost Of Sale [Member]
Statements [Line Items]
Depreciation and amortization	332,667	297,470
Selling and administrative expenses [Member]
Statements [Line Items]
Depreciation and amortization	$ 477	$ 355